Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Actuarial gains from defined benefit plan	$ 3	$ 8	$ (15)
Change in fair value of financial assets available for sale	5	(5)	0
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(5)	(1)	3
Tax recorded in other comprehensive income	$ 3	$ 2	$ (12)